Vista Outdoor Inc. - 10-Q Derivative Financial Instruments (Fair Value by Balance Sheet Location) (Details) - Cash Flow Hedging - Derivatives designated as cash flow hedging instruments - Vista Outdoor Inc. - USD ($)
$ in Thousands
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Asset (Liability) derivatives	$ 490	$ 9	$ (5,012)
Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	(4)
Deferred charges and other non-current assets, net | Interest rate swap contracts
Derivatives, Fair Value [Line Items]
Derivative assets	178	13
Other current assets | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Derivative assets	$ 312	$ 0